Post employments benefits - Net surplus (Details) - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022
Post employments benefits
Assets	€ 493	€ 555
Liabilities	(281)	(281)
Net surplus	€ 212	€ 274